Quarterly Holdings Report
for
Fidelity® U.S. Equity Central Fund
March 31, 2025
USE-NPRT3-0525
1.9900196.104
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Aptiv PLC	374,600	22,288,700
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	208,000	36,604,167
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States) (b)	133,700	10,379,131
CANADA - 1.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc	457,500	30,497,881
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	194,600	9,597,138
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Africa Oil Corp	6,947,957	9,946,000
Athabasca Oil Corp (c)	5,548,300	21,513,856
Imperial Oil Ltd	731,400	52,832,792
MEG Energy Corp	2,148,250	37,663,978
South Bow Corp	337,700	8,626,422
		130,583,048
Financials - 0.2%
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	23,871	34,500,442
Health Care - 0.1%
Biotechnology - 0.1%
Xenon Pharmaceuticals Inc (c)	280,000	9,394,000
Information Technology - 0.0%
Software - 0.0%
Constellation Software Inc/Canada warrants 3/31/2040 (c)(d)	9,990	1
Materials - 0.0%
Chemicals - 0.0%
Nutrien Ltd (United States)	75,500	3,750,085
Metals & Mining - 0.0%
Teck Resources Ltd Class B (United States)	128,400	4,677,612
TOTAL MATERIALS		8,427,697

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP (United States)	43,800	970,608
TOTAL CANADA		223,970,815
CHINA - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
PDD Holdings Inc Class A ADR (c)	82,200	9,728,370
Health Care - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (c)(d)	1,008,062	10
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	299,463	56,915,938
TOTAL CHINA		66,644,318
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (c)	530,300	4,503,156
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (c)	175,000	27,275,500
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (c)	150,400	4,020,192
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (c)	80,000	7,284,800
GREECE - 0.1%
Financials - 0.1%
Banks - 0.1%
Piraeus Financial Holdings SA	2,631,602	14,459,979
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar	549,100	11,706,445
IRELAND - 0.3%
Financials - 0.3%
Banks - 0.2%
Bank of Ireland Group PLC	2,533,000	29,703,727
Financial Services - 0.1%
Circle Internet Financial LLC (d)	388,096	11,274,189
Circle Internet Financial LLC (d)	160,054	4,649,569
		15,923,758
TOTAL IRELAND		45,627,485
JAPAN - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
Nintendo Co Ltd	154,300	10,488,959
MAURITIUS - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Jumo World Holding Limited (c)(d)(e)	999,839	1,709,725
Jumo World Ltd (c)(d)	998	0

TOTAL MAURITIUS		1,709,725
NETHERLANDS - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (c)	72,000	42,614,280
Merus NV (c)	350,000	14,731,500

TOTAL NETHERLANDS		57,345,780
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	1,344,800	23,600,566
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Popular Inc	506,300	46,766,931
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA	3,019,800	20,344,132
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
UBS Group AG (United States) (b)	431,067	13,203,582
TAIWAN - 0.9%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (c)(d)	1,008,062	0
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Taiwan Semiconductor Manufacturing Co Ltd ADR	818,393	135,853,238
TOTAL TAIWAN		135,853,238
UNITED KINGDOM - 0.7%
Consumer Staples - 0.2%
Beverages - 0.2%
Diageo PLC	953,778	24,924,743
Food Products - 0.0%
Nomad Foods Ltd	250,807	4,928,357
Tobacco - 0.0%
British American Tobacco PLC ADR	225,000	9,308,250
Financials - 0.5%
Banks - 0.3%
Standard Chartered PLC	745,300	10,970,436
Starling Bank Ltd Class D (c)(d)(e)	4,618,325	14,675,675
		25,646,111
Capital Markets - 0.1%
London Stock Exchange Group PLC	136,300	20,244,267
Insurance - 0.1%
Beazley PLC	1,841,252	22,048,114
TOTAL FINANCIALS		67,938,492

TOTAL UNITED KINGDOM		107,099,842
UNITED STATES - 93.9%
Communication Services - 9.7%
Diversified Telecommunication Services - 1.0%
AT&T Inc	2,964,700	83,841,716
GCI Liberty Inc Class A (c)(d)	264,647	3
Verizon Communications Inc	1,716,700	77,869,512
		161,711,231
Entertainment - 1.2%
Live Nation Entertainment Inc (c)	88,200	11,517,156
Netflix Inc (c)	151,505	141,282,958
Take-Two Interactive Software Inc (c)	127,100	26,341,475
Warner Bros Discovery Inc (c)	1,609,800	17,273,154
		196,414,743
Interactive Media & Services - 6.6%
Alphabet Inc Class A	3,548,379	548,721,329
Meta Platforms Inc Class A	796,925	459,315,693
Reddit Inc Class A	155,800	16,343,420
		1,024,380,442
Media - 0.6%
Charter Communications Inc Class A (c)	52,700	19,421,531
Comcast Corp Class A	1,592,000	58,744,800
Magnite Inc (c)	1,186,400	13,536,824
		91,703,155
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	197,400	52,648,553
TOTAL COMMUNICATION SERVICES		1,526,858,124

Consumer Discretionary - 9.9%
Automobiles - 1.3%
Tesla Inc (c)	793,610	205,671,968
Broadline Retail - 4.5%
Amazon.com Inc (c)	3,637,968	692,159,792
Etsy Inc (c)	127,600	6,020,168
Macy's Inc	436,800	5,486,208
		703,666,168
Distributors - 0.1%
LKQ Corp	468,000	19,908,720
Diversified Consumer Services - 0.1%
Service Corp International/US	228,100	18,293,620
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	251,200	30,008,352
Booking Holdings Inc	4,723	21,758,436
Caesars Entertainment Inc (c)	269,258	6,731,450
Chipotle Mexican Grill Inc (c)	214,300	10,760,003
Churchill Downs Inc	178,464	19,821,996
Domino's Pizza Inc	72,519	33,318,855
DraftKings Inc Class A (c)	503,400	16,717,914
Dutch Bros Inc Class A (c)	143,700	8,872,038
Marriott International Inc/MD Class A1	214,376	51,064,363
Red Rock Resorts Inc Class A	126,400	5,481,968
Starbucks Corp	75,700	7,425,413
Yum! Brands Inc	220,300	34,666,408
		246,627,196
Household Durables - 0.2%
PulteGroup Inc	243,900	25,072,920
Somnigroup International Inc	90,500	5,419,140
		30,492,060
Leisure Products - 0.0%
Brunswick Corp/DE	78,500	4,227,225
Specialty Retail - 1.6%
Foot Locker Inc (b)(c)	123,000	1,734,299
Home Depot Inc/The	148,034	54,252,981
Lowe's Cos Inc	587,261	136,966,883
Ross Stores Inc	280,900	35,896,211
TJX Cos Inc/The	131,176	15,977,237
		244,827,611
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd (c)	171,951	3,392,593
Lululemon Athletica Inc (c)	23,000	6,510,380
NIKE Inc Class B	585,010	37,136,435
PVH Corp	229,521	14,836,237
Tapestry Inc	317,161	22,331,306
		84,206,951
TOTAL CONSUMER DISCRETIONARY		1,557,921,519

Consumer Staples - 6.0%
Beverages - 2.3%
Boston Beer Co Inc/The Class A (c)	104,050	24,851,302
Brown-Forman Corp Class B (b)	97,200	3,298,968
Celsius Holdings Inc (c)	800	28,496
Coca-Cola Co/The	1,868,591	133,828,488
Constellation Brands Inc Class A	267,966	49,177,120
Keurig Dr Pepper Inc	2,653,901	90,816,492
Monster Beverage Corp (c)	352,156	20,608,169
PepsiCo Inc	252,300	37,829,862
		360,438,897
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	705,200	15,507,348
Costco Wholesale Corp	37,000	34,993,860
Target Corp	422,655	44,108,276
Walmart Inc	937,800	82,329,462
		176,938,946
Food Products - 0.9%
Bunge Global SA	446,000	34,083,320
Conagra Brands Inc	108,600	2,896,362
Freshpet Inc (c)	56,800	4,724,056
JM Smucker Co	293,700	34,777,017
Kraft Heinz Co/The	272,000	8,276,960
Lamb Weston Holdings Inc	297,300	15,846,090
Mondelez International Inc	405,412	27,507,204
TreeHouse Foods Inc (c)	559,730	15,163,086
		143,274,095
Household Products - 1.1%
Clorox Co/The	12,900	1,899,525
Energizer Holdings Inc	1,209,301	36,182,286
Procter & Gamble Co/The	741,993	126,450,447
Reynolds Consumer Products Inc	146,000	3,483,560
		168,015,818
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	649,400	42,860,400
Kenvue Inc	706,912	16,951,750
		59,812,150
Tobacco - 0.2%
Philip Morris International Inc	199,853	31,722,666
TOTAL CONSUMER STAPLES		940,202,572

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
APA Corp	41,400	870,228
ConocoPhillips	141,600	14,870,832
Expand Energy Corp	90,336	10,056,204
Exxon Mobil Corp	2,326,838	276,730,843
Marathon Petroleum Corp	90,600	13,199,514
Shell PLC ADR	856,400	62,756,992
Targa Resources Corp	84,500	16,939,715
Valero Energy Corp	254,086	33,557,138
		428,981,466
Financials - 12.9%
Banks - 4.2%
Bancorp Inc/The (c)	833,400	44,036,856
Bank of America Corp	4,107,014	171,385,694
Citigroup Inc	336,533	23,890,478
Comerica Inc	198,400	11,717,504
First Horizon Corp	615,200	11,947,184
JPMorgan Chase & Co	316,144	77,550,123
KeyCorp	1,133,941	18,131,717
M&T Bank Corp	143,070	25,573,763
Synovus Financial Corp	240,100	11,222,273
Truist Financial Corp	730,700	30,068,305
US Bancorp	1,381,336	58,320,006
Wells Fargo & Co	2,429,187	174,391,335
		658,235,238
Capital Markets - 3.0%
Bank of New York Mellon Corp/The	516,301	43,302,165
Blackrock Inc	61,500	58,208,520
Cboe Global Markets Inc	122,630	27,749,943
Charles Schwab Corp/The	1,017,800	79,673,384
Intercontinental Exchange Inc	352,200	60,754,500
LPL Financial Holdings Inc	105,965	34,665,390
MarketAxess Holdings Inc	216,047	46,741,768
Morgan Stanley	164,895	19,238,300
Northern Trust Corp	288,600	28,470,390
State Street Corp	252,700	22,624,231
StepStone Group Inc rights 12/31/2038 (c)(d)	18,125	1,336,719
Tradeweb Markets Inc Class A	114,600	17,013,516
Virtu Financial Inc Class A	663,901	25,307,906
		465,086,732
Consumer Finance - 0.3%
Discover Financial Services	188,479	32,173,365
OneMain Holdings Inc	279,704	13,671,932
SLM Corp	389,700	11,445,488
		57,290,785
Financial Services - 2.6%
Affirm Holdings Inc Class A (c)	105,800	4,781,102
Apollo Global Management Inc	286,340	39,211,400
AvidXchange Holdings Inc (c)	2,360,110	20,013,733
Berkshire Hathaway Inc Class A (c)	41	32,736,106
Block Inc Class A (c)	211,449	11,488,024
Fiserv Inc (c)	326,436	72,086,862
Mastercard Inc Class A	165,344	90,628,353
UWM Holdings Corp Class A	2,008,800	10,968,048
Visa Inc Class A	351,157	123,066,482
		404,980,110
Insurance - 2.8%
Arthur J Gallagher & Co	156,731	54,109,810
Brighthouse Financial Inc (c)	34,716	2,013,181
Chubb Ltd	350,352	105,802,801
Hartford Insurance Group Inc/The	430,347	53,246,834
Marsh & McLennan Cos Inc	376,258	91,818,240
Progressive Corp/The	34,700	9,820,447
The Travelers Companies, Inc.	209,500	55,404,370
Unum Group	192,781	15,703,940
Willis Towers Watson PLC	149,800	50,624,910
		438,544,533
TOTAL FINANCIALS		2,024,137,398

Health Care - 9.9%
Biotechnology - 1.6%
AbbVie Inc	100,000	20,952,000
Alnylam Pharmaceuticals Inc (c)	100,000	27,002,000
Cargo Therapeutics Inc (c)	334,300	1,360,601
Caris Life Sciences Inc (c)(d)(e)	227,063	706,166
Crinetics Pharmaceuticals Inc (c)	375,000	12,577,500
Cytokinetics Inc (c)	175,000	7,033,250
Exact Sciences Corp (c)	800,000	34,632,000
Gilead Sciences Inc	520,000	58,266,000
Janux Therapeutics Inc (c)	280,000	7,560,000
Legend Biotech Corp ADR (c)	800,000	27,144,000
MoonLake Immunotherapeutics Class A (c)	210,000	8,204,700
Nurix Therapeutics Inc (c)	500,000	5,940,000
Nuvalent Inc Class A (c)	170,000	12,056,400
Regeneron Pharmaceuticals Inc	24,000	15,221,520
Vaxcyte Inc (c)	165,000	6,230,400
Veracyte Inc (c)	400,000	11,860,000
		256,746,537
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp (c)	1,870,000	188,645,600
Glaukos Corp (c)	211,000	20,766,620
ICU Medical Inc (c)	40,000	5,554,400
Inspire Medical Systems Inc (c)	128,000	20,387,840
Insulet Corp (c)	210,000	55,148,100
Intuitive Surgical Inc (c)	48,500	24,020,595
Kestra Medical Technologies Ltd	400,000	9,968,000
Masimo Corp (c)	365,000	60,809,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (c)(d)(e)	4,627	57,375
Penumbra Inc (c)	314,000	83,966,740
Stryker Corp	160,000	59,560,000
		528,884,270
Health Care Providers & Services - 2.8%
agilon health Inc (c)	900,000	3,897,000
BrightSpring Health Services Inc (c)	850,000	15,376,500
Centene Corp (c)	250,000	15,177,500
Cigna Group/The	160,000	52,640,000
CVS Health Corp	265,000	17,953,750
LifeStance Health Group Inc (c)	1,640,000	10,922,400
McKesson Corp	4,000	2,691,960
Molina Healthcare Inc (c)	94,000	30,962,660
Privia Health Group Inc (c)	1,000,000	22,450,000
Surgery Partners Inc (c)	450,000	10,687,500
UnitedHealth Group Inc	480,000	251,400,000
		434,159,270
Health Care Technology - 0.2%
Phreesia Inc (c)	395,000	10,096,200
Veeva Systems Inc Class A (c)	112,000	25,942,560
		36,038,760
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (c)	500,000	4,365,000
Bruker Corp	200,000	8,348,000
Danaher Corp	400,000	82,000,000
Thermo Fisher Scientific Inc	57,500	28,612,000
West Pharmaceutical Services Inc	40,000	8,955,200
		132,280,200
Pharmaceuticals - 1.1%
Eli Lilly & Co	150,000	123,886,500
Merck & Co Inc	285,000	25,581,600
Royalty Pharma PLC Class A	690,000	21,479,700
		170,947,800
TOTAL HEALTH CARE		1,559,056,837

Industrials - 8.5%
Aerospace & Defense - 2.9%
Boeing Co (c)	439,320	74,926,026
GE Aerospace	664,200	132,939,631
Howmet Aerospace Inc	500,100	64,877,973
Lockheed Martin Corp	146,300	65,353,673
Northrop Grumman Corp	65,300	33,434,253
RTX Corp	178,000	23,577,880
TransDigm Group Inc	44,700	61,833,063
		456,942,499
Building Products - 0.7%
Trane Technologies PLC	331,610	111,726,041
Construction & Engineering - 0.2%
Quanta Services Inc	107,900	27,426,022
Electrical Equipment - 1.2%
AMETEK Inc	482,532	83,063,058
Eaton Corp PLC	206,800	56,214,444
GE Vernova Inc	182,050	55,576,224
		194,853,726
Ground Transportation - 1.2%
CSX Corp	1,233,078	36,289,485
Old Dominion Freight Line Inc	274,666	45,443,490
Uber Technologies Inc (c)	838,600	61,100,396
Union Pacific Corp	188,700	44,578,488
		187,411,859
Machinery - 2.0%
Deere & Co	46,800	21,965,580
Dover Corp	374,200	65,739,456
Fortive Corp	428,994	31,393,781
Ingersoll Rand Inc	830,800	66,488,924
Parker-Hannifin Corp	171,100	104,003,135
Westinghouse Air Brake Technologies Corp	167,900	30,448,665
		320,039,541
Passenger Airlines - 0.1%
Delta Air Lines Inc	230,200	10,036,720
Professional Services - 0.1%
Dun & Bradstreet Holdings Inc	1,675,900	14,982,546
Trading Companies & Distributors - 0.1%
United Rentals Inc	27,200	17,046,240
TOTAL INDUSTRIALS		1,340,465,194

Information Technology - 27.7%
Communications Equipment - 1.9%
Arista Networks Inc	1,315,285	101,908,282
Cisco Systems Inc	3,252,316	200,700,420
		302,608,702
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp Class A	403,324	26,454,021
IT Services - 0.5%
Gartner Inc (c)	165,696	69,549,239
MongoDB Inc Class A (c)	30,200	5,297,080
X Holdings Corp Class A (c)(d)(e)	31,890	3,236,835
		78,083,154
Semiconductors & Semiconductor Equipment - 9.9%
Analog Devices Inc	681,961	137,531,075
Astera Labs Inc (c)	292,000	17,423,640
Broadcom Inc	902,998	151,188,955
First Solar Inc (c)	7,200	910,296
Marvell Technology Inc	1,151,244	70,882,093
Micron Technology Inc	1,665,050	144,676,195
NVIDIA Corp	9,511,605	1,030,867,750
		1,553,480,004
Software - 7.3%
Cadence Design Systems Inc (c)	186,589	47,455,180
HubSpot Inc (c)	80,369	45,914,006
Microsoft Corp	2,705,942	1,015,783,568
OpenAI Global LLC rights (c)(d)(e)	1,650,181	2,409,264
Oracle Corp	55,800	7,801,398
Palantir Technologies Inc Class A (c)	188,000	15,867,200
Servicenow Inc (c)	19,768	15,738,096
		1,150,968,712
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc	5,633,876	1,251,452,876
TOTAL INFORMATION TECHNOLOGY		4,363,047,469

Materials - 1.8%
Chemicals - 1.3%
Air Products and Chemicals Inc	84,389	24,888,004
Axalta Coating Systems Ltd (c)	283,800	9,413,646
Balchem Corp	52,100	8,648,600
Cabot Corp	43,100	3,583,334
CF Industries Holdings Inc	25,100	1,961,565
Chemours Co/The	352,100	4,763,913
Corteva Inc	283,900	17,865,827
Ecolab Inc	133,300	33,794,216
Element Solutions Inc	291,400	6,588,554
Linde PLC	168,400	78,413,776
Mosaic Co/The	269,800	7,287,298
Sherwin-Williams Co/The	36,200	12,640,678
		209,849,411
Construction Materials - 0.1%
Martin Marietta Materials Inc	30,822	14,736,923
Containers & Packaging - 0.2%
AptarGroup Inc	65,200	9,674,376
International Paper Co	316,800	16,901,280
		26,575,656
Metals & Mining - 0.2%
ATI Inc (c)	74,700	3,886,641
Freeport-McMoRan Inc	157,700	5,970,522
Newmont Corp	299,900	14,479,172
Nucor Corp	102,100	12,286,714
		36,623,049
TOTAL MATERIALS		287,785,039

Real Estate - 2.3%
Health Care REITs - 0.3%
Ventas Inc	640,700	44,054,532
Industrial REITs - 0.3%
Americold Realty Trust Inc	17,000	364,820
Prologis Inc	355,671	39,760,461
		40,125,281
Office REITs - 0.0%
Douglas Emmett Inc	328,900	5,262,400
Real Estate Management & Development - 0.2%
Jones Lang LaSalle Inc (c)	95,820	23,754,736
Zillow Group Inc Class C (c)	131,100	8,988,216
		32,742,952
Residential REITs - 0.3%
Invitation Homes Inc	250,200	8,719,470
Mid-America Apartment Communities Inc	186,400	31,236,912
Sun Communities Inc	53,300	6,856,512
		46,812,894
Retail REITs - 0.3%
Federal Realty Investment Trust	140,700	13,763,274
Macerich Co/The	1,031,800	17,716,006
NNN REIT Inc	330,700	14,104,355
		45,583,635
Specialized REITs - 0.9%
American Tower Corp	281,500	61,254,400
Equinix Inc	56,500	46,067,275
Iron Mountain Inc	67,900	5,842,116
Public Storage Operating Co	104,100	31,156,089
		144,319,880
TOTAL REAL ESTATE		358,901,574

Utilities - 2.5%
Electric Utilities - 1.8%
American Electric Power Co Inc	120,300	13,145,181
Constellation Energy Corp	92,971	18,745,743
Duke Energy Corp	337,700	41,189,269
Entergy Corp	267,100	22,834,379
Evergy Inc	246,400	16,989,280
Eversource Energy	156,600	9,726,426
Exelon Corp	661,300	30,472,704
NextEra Energy Inc	615,717	43,648,178
PG&E Corp	1,015,306	17,442,957
PPL Corp	445,700	16,094,227
Southern Co/The	252,846	23,249,190
TXNM Energy Inc	232,500	12,434,100
Xcel Energy Inc	258,900	18,327,531
		284,299,165
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	613,100	7,614,702
Clearway Energy Inc Class C	98,700	2,987,649
Vistra Corp	128,778	15,123,688
		25,726,039
Multi-Utilities - 0.5%
Ameren Corp	218,800	21,967,520
CenterPoint Energy Inc	596,200	21,600,326
Consolidated Edison Inc	49,500	5,474,205
NiSource Inc	432,102	17,322,969
Sempra	244,906	17,476,492
		83,841,512
TOTAL UTILITIES		393,866,716

TOTAL UNITED STATES		14,781,223,908
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	657,080	8,835,341
TOTAL COMMON STOCKS (Cost $10,135,691,196)		15,681,236,692

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (d)(e) (Cost $973,100)	973,100	1,137,846

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (c)(d)(e)	361,330	3,172,477
UNITED STATES - 0.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series C2 (d)(e)	21,928	1,689,991
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc Series E (c)(d)(e)	301,188	1,843,271
Health Care - 0.2%
Biotechnology - 0.2%
Asimov Inc Series B (c)(d)(e)	35,044	961,607
Caris Life Sciences Inc Series D (c)(d)(e)	1,077,331	3,350,499
Cleerly Inc Series C (c)(d)(e)	411,426	4,850,713
Element Biosciences Inc Series C (c)(d)(e)	195,016	1,798,048
ElevateBio LLC Series C (c)(d)(e)	626,000	1,621,340
Inscripta Inc Series E (c)(d)(e)	423,474	901,999
		13,484,206
Health Care Equipment & Supplies - 0.0%
Medical Microinstruments Inc/Italy Series C (c)(d)(e)	92,546	3,105,844
Health Care Providers & Services - 0.0%
Thriveworks Topco LLC Class B (c)(d)(e)(f)	141,317	655,711
Health Care Technology - 0.0%
Aledade Inc Series B1 (c)(d)(e)	67,586	2,466,889
Aledade Inc Series E1 (c)(d)(e)	14,822	541,003
Omada Health Inc Series E (c)(d)(e)	597,550	2,850,314
Wugen Inc Series B (c)(d)(e)	155,150	588,018
		6,446,224
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (c)(d)(e)	1,112,588	344,902
TOTAL HEALTH CARE		24,036,887

TOTAL UNITED STATES		27,570,149
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,833,260)		30,742,626

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/3/2025 (h) (Cost $24,264,332)	4.24 to 4.26	24,270,000	24,264,278

Money Market Funds - 0.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.32	124,559,556	124,584,468
Fidelity Securities Lending Cash Central Fund (i)(j)	4.32	19,744,076	19,746,050
TOTAL MONEY MARKET FUNDS (Cost $144,330,518)			144,330,518

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $10,359,092,406)	15,881,711,960
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(130,553,239)
NET ASSETS - 100.0%	15,751,158,721

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,675,512 or 0.3% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,669,370.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	2,587,915

Aledade Inc Series E1	5/20/22	738,349

Asimov Inc Series B	10/29/21	3,247,902

Caris Life Sciences Inc	10/06/22	1,271,553

Caris Life Sciences Inc Series D	5/11/21	8,726,381

Cleerly Inc Series C	7/08/22	4,846,845

dMed Biopharmaceutical Co Ltd Series C	12/01/20	5,132,023

Element Biosciences Inc Series C	6/21/21	4,008,885

ElevateBio LLC Series C	3/09/21	2,626,070

Galvanize Therapeutics 6% 2/28/2027	2/28/24	973,100

Galvanize Therapeutics Series B	3/29/22	1,926,207

Inscripta Inc Series E	3/30/21	3,739,275

Jumo World Holding Limited	9/06/23	8,500,538

Medical Microinstruments Inc/Italy Series C	2/16/24	3,084,901

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	3,582,432

OpenAI Global LLC rights	9/30/24	1,650,181

Saluda Medical Inc Series E	4/06/23	2,431,732

Starling Bank Ltd Class D	6/18/21	8,257,037

Thriveworks Topco LLC Class B	7/23/21 - 2/25/22	4,236,371

Waymo LLC Series C2	10/18/24	1,714,798

Wugen Inc Series B	7/09/21	1,203,173

X Holdings Corp Class A	10/27/21	2,390,803

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	292,864,317	4,935,358,143	5,103,637,992	9,107,473	-	-	124,584,468	124,559,556	0.2%
Fidelity Securities Lending Cash Central Fund	22,724,699	527,037,037	530,015,686	49,131	-	-	19,746,050	19,744,076	0.1%
Total	315,589,016	5,462,395,180	5,633,653,678	9,156,604	-	-	144,330,518

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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